Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of financial assets [line items]
Value at risk	£ 32.8	£ 31.2	£ 23.2
Average
Disclosure of financial assets [line items]
Value at risk	32.3	30.7	23.6
Maximum
Disclosure of financial assets [line items]
Value at risk	44.0	60.0	43.6
Minimum
Disclosure of financial assets [line items]
Value at risk	25.6	20.6	14.2
Foreign exchange (‘FX’) and commodity
Disclosure of financial assets [line items]
Value at risk	15.9	7.5	7.5
Foreign exchange (‘FX’) and commodity | Average
Disclosure of financial assets [line items]
Value at risk	12.0	10.3	9.7
Foreign exchange (‘FX’) and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	17.0	17.4	21.5
Foreign exchange (‘FX’) and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	7.0	5.6	3.3
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	23.7	26.4	10.8
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	26.1	19.1	11.3
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	42.0	49.2	14.7
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	18.9	9.3	8.2
Equity (‘EQ’)
Disclosure of financial assets [line items]
Value at risk	10.3	13.6	10.7
Equity (‘EQ’) | Average
Disclosure of financial assets [line items]
Value at risk	10.0	13.6	9.8
Equity (‘EQ’) | Maximum
Disclosure of financial assets [line items]
Value at risk	14.7	17.1	13.3
Equity (‘EQ’) | Minimum
Disclosure of financial assets [line items]
Value at risk	7.8	10.2	6.8
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	11.9	8.6	14.1
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	8.6	11.9	14.2
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	11.9	19.1	22.9
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	6.2	7.0	8.8
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(28.9)	(24.9)	(19.9)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(24.5)	(24.2)	(21.4)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk	0.0	0.0	0.0
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk	£ 0.0	£ 0.0	£ 0.0